Short-term bank borrowings (Details) - PRC bank	1 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term bank borrowings and Restricted cash
Debt term	3 years	1 year
Maximum borrowing capacity	¥ 700,000,000	¥ 700,000,000
Interest rate (in percent)	2.08%	2.08%
Outstanding balances of loans drawn	¥ 198,000,000	¥ 198,000,000	$ 29,159,126	¥ 203,000,000